Fees Summary	Oct. 14, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 22,728,000.00
Previously Paid Amount	0.00
Total Fee Amount	3,138.74
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 3,138.74
Narrative - Max Aggregate Offering Price	$ 22,728,000.00
Final Prospectus	true